BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textuals)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Concentration Risk [Line Items]
Number of subsidiaries		2
Two customers
Concentration Risk [Line Items]
Termination of customer contract with notice period	30 to 90 days
Revenues
Concentration Risk [Line Items]
Number of customers	2
Revenues | Two customers
Concentration Risk [Line Items]
Total percent of revenues from various customers	20.00%	22.00%